INVENTORY	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
INVENTORY [Text Block]

6.  INVENTORY

	December 31,	December 31,
	2025	2024
Finished goods	$94,022	$94,207
Raw materials and supplies	2,112,748	2,948,542
	$2,206,770	$3,042,749

For the year ended December 31, 2025, included in cost of goods sold is $5,080,201 (2024 - $4,681,670) of direct material costs recognized as expense.

Inventory Write-Off

Starting FY2025, inventory write-offs totaling $40,232 were included in the cost of goods sold, whereas in prior years this amount was accounted for separately in other expenses.

As part of its year-end inventory review, the Company assesses all stock-keeping units ("SKUs") against current and forecast production requirements to identify items that are unlikely to be consumed within a reasonable timeframe or that are otherwise impaired. During the year ended December 31, 2025, this review identified certain raw materials and components with a carrying value of $46,232 (2024 - $588,505; 2023 - $214,225) that were determined to have a net realizable value of $nil and were accordingly written off and recognized as an expense in the consolidated statement of operations and comprehensive income.

The write-offs arose from two categories:

(i) Usage-based obsolescence:

Certain SKUs were identified as having no planned usage within the next twelve months based on current production schedules and customer order forecasts. These items relate to components that are specific to legacy valve configurations or product lines that the Company no longer actively produces. As there is no alternative internal use and no active resale market for these specialized components, management concluded that their net realizable value (NRV) is nil.

(ii) Excess quantity on hand:

The Company operates in the rail tank car equipment industry, which is characterized by long product life cycles typically spanning a decade or more. Given this business model, the Company considers a ten-year forward consumption horizon to be a reasonable basis for assessing the recoverability of inventory quantities. Commencing in the year ended December 31, 2025, the Company introduced an additional criterion to its inventory review whereby SKUs with a quantity on hand exceeding twenty years of supply relative to current consumption rates are identified for write-off assessment. This criterion will be applied consistently in all future periods as part of the Company's ongoing NRV review process.

Certain SKUs identified under this criterion were written off in the current year on the basis that quantities extending beyond a twenty-year supply horizon cannot reasonably be expected to be consumed or sold in the ordinary course of business. The extended holding period required to deplete these quantities, together with the associated carrying costs and the risk of technological change or product configuration updates rendering the materials unusable, results in a net realizable value of nil. The Company has determined that the difference between applying a twenty-year and a ten-year threshold for purposes of this assessment is not material to the consolidated financial statements.